CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 207,062	$ 177,416
Short-term investments (note 10)	0	2,470
Accounts receivable (note 11)	106,799	112,490
Inventories (note 12)	17,445	8,253
Deferred income taxes (note 19)	4,779	2,391
Prepaids and other (note 13)	7,826	28,741
Total current assets	343,911	331,761
Property and equipment (note 14)	20,717	21,982
Intangible assets (note 15)	37,893	43,631
Goodwill (note 16)	103,966	102,718
Deferred income taxes (note 19)	3,898	7,176
Other assets	4,979	4,732
Total assets	515,364	512,000
Current liabilities
Accounts payable and accrued liabilities (note 17)	128,196	124,846
Deferred revenue and credits	3,245	2,481
Total current liabilities	131,441	127,327
Long-term obligations (note 18)	26,608	21,550
Deferred income taxes (note 19)	453	127
Total liabilities	158,502	149,004
Shareholders’ equity
Common stock: no par value; unlimited shares authorized; issued and outstanding: 31,868,541 shares (December 31, 2013 - 31,097,844 shares)	339,640	329,628
Preferred stock: no par value; unlimited shares authorized; issued and outstanding: nil shares	0	0
Treasury stock: at cost; 342,645 shares (December 31, 2013 — 507,147 shares)	(6,236)	(5,137)
Additional paid-in capital	26,909	25,996
Retained earnings	2,514	19,367
Accumulated other comprehensive loss (note 20)	(5,965)	(6,858)
Total equity	356,862	362,996
Total liabilities and equity	515,364	512,000
Commitments and contingencies (note 29)
Subsequent event (note 8)